Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ 0	$ 640	$ (460)	$ (3,870)
Effective Portion Reclassified from AOCI	(424)	0	(1,186)	0
Ineffective Portion	0	126	(7)	984
Interest expense
Derivative [Line Items]
Effective Portion Recognized in AOCI	0	640	(460)	(3,870)
Effective Portion Reclassified from AOCI	(424)	0	(1,186)	0
Ineffective Portion	$ 0	$ 126	$ (7)	$ 984